WILMINGTON MUNICIPAL BOND FUND (Prospectus Summary) | WILMINGTON MUNICIPAL BOND FUND
WILMINGTON MUNICIPAL BOND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks a high level of income exempt from federal income tax,

consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 22 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees WILMINGTON MUNICIPAL BOND FUND	INSTITUTIONAL SHARES	A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	2.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Annual Fund Operating Expenses WILMINGTON MUNICIPAL BOND FUND	INSTITUTIONAL SHARES	A SHARES
Management Fees	0.35%	0.35%
Distribution (12b-1) and/or Service Fees	none	0.25%
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.62%	0.87%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON MUNICIPAL BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	63	199	346	774
A SHARES	287	472	673	1,251

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if

Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20%

of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody's Investors Service, Inc.

("Moody's") or Standard & Poor's Corporation ("S&P") or if unrated, determined by the investment adviser to be of comparable quality. As a non-fundamental policy, the Fund will maintain a short-to-intermediate (2 to 8 years) average dollar-weighted duration.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund's investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

The investment adviser may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment adviser believes will perform better.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington

Trust Company or any of its affiliates and is not insured or guaranteed by

Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         o        INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

                  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the

                  Fund's duration, the more sensitive the Fund will be to

                  changes in interest rates.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MUNICIPAL SECURITIES RISK: The value of municipal securities may be affected by uncertainties in the municipal market

                  related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. In addition, the ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal

                  securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

         o        OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest

                  rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's

                  opinion regarding the quality of the security and are not a guarantee of quality.

         o        SECTOR FOCUS RISK: A fund that focuses its investments in the securities of a particular bond market sector (e. g. ,

                  healthcare or housing) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

         o        TAX RISK: To the extent that the Fund invests in bonds that are subject to the alternative minimum tax ("AMT"), the income paid by the Fund may not be tax-free to all investors.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and ten year periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

Calendar Year-to-Date Total Return as of September 30, 2011: 6.12%

During the periods shown in the bar chart, the Fund's best quarter was up

5.48% (quarter ended September 30, 2009) and the Fund's worst quarter was down

-2.95% (quarter ended September 30, 2008).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL SHARES	Institutional Shares Return Before Taxes		4.75%	4.25%	4.06%
INSTITUTIONAL SHARES After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	[1]	4.64%	4.21%	4.02%
INSTITUTIONAL SHARES After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.53%	4.16%	3.98%
A SHARES	A Shares Return Before Taxes	[2]	2.36%	3.59%
Barclays Capital Short/Intermediate Municipal Index	Barclays Capital Short/Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)		3.05%	4.56%	4.50%
Standard & Poor's/Investortools Intermediate Municipal Index	Standard & Poor's/Investortools Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	[3]	3.61%	4.82%	5.10%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 3.63% for the A Shares. For the period December 31, 2005, through December 31, 2010, the average annual total return for the Barclays Capital U.S Short/Intermediate Municipal Index was 4.56% . For the period December 31, 2005, through December 31, 2010, the average annual total return for the Standard & Poor's/Investortools Intermediate Municipal Index was 4.82%.
[3]	Effective July 1, 2011, the Standard and Poor's/Investortools Intermediate Municipal Index (the "S&P Index") has replaced the Barclays Capital Short/Intermediate Municipal Index as the Fund's benchmark. The benchmark was changed because the Adviser believes that the S&P Index is a more appropriate index in light of the Fund's investment strategy and the S&P Index's characteristics, including duration, maturity and quality.